Lease Liabilities - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Current portion of lease liabilities	$ 127,397	$ 115,934
Long-term portion of lease liabilities	332,761	297,105
Lease liabilities	$ 460,158	$ 413,039	$ 429,206